Related-Party Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Supervisory Board
Transactions between the Company and related parties
Schedule of key management personnel compensation

	2023
	Short term	Post-employment	Share-based
	employee benefits	benefits	payment	Total

	(€ in thousands)
Mr. Dinko Valerio	74	—	76	150
Mr. Antoine Papiernik*	—	—	—	—
Ms. Alison F. Lawton	50	—	76	126
Mr. James Shannon	56	—	76	132
Mr. Bart Filius	49	—	78	127
Ms. Begoña Carreño**	50	—	34	84
Ms. Theresa Heggie***	30	—	241	271
	309	—	581	890

	2022
	Short term	Post employment	Share-based
	employee benefits	benefits	payment	Total

	(€ in thousands)
Mr. Dinko Valerio	74	—	104	178
Mr. Antoine Papiernik	—	—	—	—
Ms. Alison F. Lawton	52	—	104	156
Mr. James Shannon	59	—	104	163
Mr. Bart Filius	49	—	104	153
	234	—	416	650

	2021
	Short term	Post employment	Share-based
	employee benefits	benefits	payment	Total

	(€ in thousands)
Mr. Dinko Valerio	70	—	86	156
Mr. Antoine Papiernik	—	—	—	—
Ms. Alison F. Lawton	47	—	86	133
Mr. James Shannon	50	—	86	136
Mr. Bart Filius	44	—	80	124
Ms. Theresa Heggie*	29	—	77	106
	240	—	415	655

Management board and senior management
Transactions between the Company and related parties
Schedule of key management personnel compensation

Our management board is supported by our officers, or senior management. Mr. Daniel de Boer and Mr. Rene Beukema are the statutory directors of the Company. The total remuneration of the management board and senior management in 2023 amounted to € 5,508,000 with the details set out in the table below:

	2023
	Short term	Post
	employee	employment	Share-based
	benefits	benefits	payment	Total

	(€ in thousands)
Mr. D.A. de Boer[1]	1,167	27	1,245	2,439
Mr. R.K. Beukema[1]	892	23	395	1,310
Management Board	2,059	50	1,640	3,749
Senior Management	1,145	52	562	1,759
	3,204	102	2,202	5,508
1	Short term employee benefits include bonuses for Mr. Daniel de Boer of € 643,000 and for Mr. Rene Beukema of € 481,000 based on goals realized in 2023.

The total remuneration of the management board and senior management in 2022 amounted to € 7,536,000 with the details set out in the table below:

	2022
	Short term	Post
	employee	employment	Share-based
	benefits	benefits	payment	Total

	(€ in thousands)
Mr. D.A. de Boer[1]	1,295	24	1,145	2,464
Mr. R.K. Beukema[1]	284	10	169	463
Management Board	1,579	34	1,314	2,927
Senior Management	3,980	123	506	4,609
	5,559	157	1,820	7,536
1	Short term employee benefits include a bonus for Mr. Daniel de Boer of € 791,000 and for Mr. Rene Beukema of € 84,000 based on goals realized in 2022. The remuneration set forth for Mr. Beukema in the table above covers the period from July 1, 2022 to December 31, 2022.

The total remuneration of the management board and senior management in 2021 amounted to € 8,128,000 with the details set out in the table below:

	2021
	Short term	Post
	employee	employment	Share-based
	benefits	benefits	payment	Total

	(€ in thousands)
Mr. D.A. de Boer[1]	733	10	1,472	2,215
Management Board	733	10	1,472	2,215
Senior Management	2,938	57	2,918	5,913
	3,671	67	4,390	8,128
1	Short term employee benefits include a bonus for Mr. Daniel de Boer of € 284,000 based on goals realized in 2021.